Portfolio of Investments
Columbia Small/Mid Cap Value Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.5%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 0.7%
Vonage Holdings Corp.(a)	480,000	4,300,800
Entertainment 1.1%
Take-Two Interactive Software, Inc.(a)	57,500	6,180,100
Media 2.0%
Nexstar Media Group, Inc., Class A	99,000	11,383,020
Total Communication Services		21,863,920
Consumer Discretionary 7.2%
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	82,000	6,615,760
Hotels, Restaurants & Leisure 1.2%
Dine Brands Global, Inc.	84,000	6,875,400
Household Durables 2.4%
D.R. Horton, Inc.	170,000	9,055,900
KB Home	146,000	4,758,140
Total		13,814,040
Specialty Retail 1.4%
Aaron’s, Inc.	55,000	2,163,150
Foot Locker, Inc.	170,000	6,162,500
Total		8,325,650
Textiles, Apparel & Luxury Goods 1.0%
Levi Strauss & Co., Class A	325,000	5,521,750
Total Consumer Discretionary		41,152,600
Consumer Staples 4.3%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	297,000	5,720,220
Food Products 2.2%
Post Holdings, Inc.(a)	66,000	6,683,160
TreeHouse Foods, Inc.(a)	153,000	5,830,830
Total		12,513,990
Personal Products 1.1%
BellRing Brands, Inc., Class A(a)	320,000	6,288,000
Total Consumer Staples		24,522,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.5%
Energy Equipment & Services 2.0%
Helmerich & Payne, Inc.	168,309	6,208,919
TechnipFMC PLC	359,431	5,333,956
Total		11,542,875
Oil, Gas & Consumable Fuels 2.5%
Arch Coal, Inc.	134,000	6,746,900
Delek U.S. Holdings, Inc.	48,404	1,034,878
WPX Energy, Inc.(a)	691,725	6,453,794
Total		14,235,572
Total Energy		25,778,447
Financials 20.6%
Banks 10.9%
East West Bancorp, Inc.	193,000	7,476,820
Hancock Whitney Corp.	205,000	6,867,500
Huntington Bancshares, Inc.	610,000	7,484,700
Popular, Inc.	202,000	9,691,960
Prosperity Bancshares, Inc.	120,000	7,752,000
TCF Financial Corp.	185,456	6,758,016
Western Alliance Bancorp	175,000	8,057,000
Zions Bancorp	210,000	8,389,500
Total		62,477,496
Capital Markets 1.4%
Houlihan Lokey, Inc.	155,000	7,939,100
Consumer Finance 0.7%
SLM Corp.	370,000	3,836,900
Diversified Financial Services 1.5%
Voya Financial, Inc.	167,000	8,790,880
Insurance 0.9%
Lincoln National Corp.	120,000	5,446,800
Mortgage Real Estate Investment Trusts (REITS) 1.8%
New Residential Investment Corp.	365,000	5,679,400
Starwood Property Trust, Inc.	210,000	4,657,800
Total		10,337,200
Columbia Small/Mid Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 3.4%
Axos Financial, Inc.(a)	210,000	5,231,100
Flagstar Bancorp, Inc.	256,000	8,161,280
MGIC Investment Corp.	525,000	6,315,750
Total		19,708,130
Total Financials		118,536,506
Health Care 5.8%
Biotechnology 0.6%
Immunomedics, Inc.(a)	240,000	3,840,000
Health Care Equipment & Supplies 1.4%
Teleflex, Inc.	24,000	8,040,480
Health Care Providers & Services 1.5%
LHC Group, Inc.(a)	71,000	8,623,660
Life Sciences Tools & Services 1.0%
Syneos Health, Inc.(a)	90,000	5,701,500
Pharmaceuticals 1.3%
Horizon Therapeutics PLC(a)	216,000	7,391,520
Total Health Care		33,597,160
Industrials 13.1%
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	62,000	7,436,280
Airlines 1.1%
Skywest, Inc.	140,000	6,356,000
Building Products 1.6%
Armstrong World Industries, Inc.	90,000	9,013,500
Construction & Engineering 1.3%
MasTec, Inc.(a)	147,000	7,214,760
Electrical Equipment 2.5%
Bloom Energy Corp., Class A(a)	359,000	3,256,130
GrafTech International Ltd.	580,000	4,732,800
Sunrun, Inc.(a)	327,000	6,324,180
Total		14,313,110
Machinery 2.7%
Ingersoll Rand, Inc.(a)	225,000	7,377,750
Navistar International Corp.(a)	26,862	975,359
Oshkosh Corp.	99,000	7,142,850
Total		15,495,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.8%
Korn/Ferry International	130,000	4,547,400
Road & Rail 0.8%
Hertz Global Holdings, Inc.(a)	380,000	4,860,200
Trading Companies & Distributors 1.0%
Triton International Ltd.	175,000	6,014,750
Total Industrials		75,251,959
Information Technology 12.7%
Communications Equipment 3.2%
Ciena Corp.(a)	200,000	7,690,000
Lumentum Holdings, Inc.(a)	72,000	5,603,040
Viavi Solutions, Inc.(a)	373,200	4,922,508
Total		18,215,548
Electronic Equipment, Instruments & Components 1.7%
SYNNEX Corp.	78,000	9,752,340
IT Services 2.8%
Booz Allen Hamilton Holdings Corp.	108,000	7,700,400
Leidos Holdings, Inc.	82,000	8,417,300
Total		16,117,700
Semiconductors & Semiconductor Equipment 3.8%
Cypress Semiconductor Corp.	280,000	6,465,200
Kulicke & Soffa Industries, Inc.	193,000	4,406,190
Marvell Technology Group Ltd.	206,000	4,387,800
ON Semiconductor Corp.(a)	360,000	6,717,600
Total		21,976,790
Software 1.2%
Avaya Holdings Corp.(a)	550,000	7,128,000
Total Information Technology		73,190,378
Materials 4.6%
Chemicals 2.7%
CF Industries Holdings, Inc.	154,000	5,676,440
Huntsman Corp.	315,000	5,966,100
Orion Engineered Carbons SA	280,000	3,978,800
Total		15,621,340

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.9%
Cleveland-Cliffs, Inc.	890,000	5,170,900
Steel Dynamics, Inc.	210,000	5,592,300
Total		10,763,200
Total Materials		26,384,540
Real Estate 13.4%
Equity Real Estate Investment Trusts (REITS) 13.4%
Alexandria Real Estate Equities, Inc.	69,000	10,479,720
American Assets Trust, Inc.	137,000	5,678,650
Duke Realty Corp.	225,000	7,305,750
First Industrial Realty Trust, Inc.	275,000	10,587,500
Highwoods Properties, Inc.	128,000	5,744,640
Hudson Pacific Properties, Inc.	193,100	6,233,268
Mack-Cali Realty Corp.	350,000	6,643,000
Mid-America Apartment Communities, Inc.	52,000	6,721,520
PS Business Parks, Inc.	49,000	7,278,950
Sun Communities, Inc.	69,000	10,548,720
Total		77,221,718
Total Real Estate		77,221,718
Utilities 5.5%
Electric Utilities 2.4%
Alliant Energy Corp.	155,000	8,078,600
Pinnacle West Capital Corp.	64,000	5,727,360
Total		13,805,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.7%
New Jersey Resources Corp.	142,000	5,014,020
South Jersey Industries, Inc.	180,000	4,869,000
Total		9,883,020
Multi-Utilities 1.4%
CMS Energy Corp.	130,000	7,854,600
Total Utilities		31,543,580
Total Common Stocks (Cost $464,715,784)		549,043,018

Exchange-Traded Equity Funds 0.6%
	Shares	Value ($)
U.S. Small Cap 0.6%
iShares Russell 2000 ETF	23,000	3,365,590
Total Exchange-Traded Equity Funds (Cost $3,696,447)		3,365,590

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 1.641%(b),(c)	20,077,451	20,077,451
Total Money Market Funds (Cost $20,075,577)		20,077,451
Total Investments in Securities (Cost: $488,487,808)		572,486,059
Other Assets & Liabilities, Net		2,368,623
Net Assets		574,854,682

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	27,794,039	99,265,366	(106,981,954)	20,077,451	527	1,874	332,615	20,077,451
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2020	3